Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2022
Related Party Transactions Abstract
Disclosure of transactions between related parties [Table Text Block]
	For the Years Ended
	March 31, 2022	March 31, 2021	March 31, 2020
Salaries and Benefits (1)	$575,255	$473,841	$455,067
Consulting fees (2)	396,456	251,007	263,750
Options Vested (3)	3,242,528	1,698,487	240,996
Accomodation and Rentals (4)	-	5,749	99,705
Total	$4,214,239	$2,429,084	$1,059,518